ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES

20. ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Deposits received from distributors	—	16,200
Accrued salary	402	514
Accrued rent, electricity and water	—	1,156
Accrued other taxes	—	866
Rental income received in advance	—	-
Others	397	3,645
	799	22,381

Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2022	2021
	‘000	‘000
In Renminbi	799	22,381
In US dollars	—	—

As of December 31, 2022, total accrued liabilities and other payables of discontinued operations was RMB 19,197,000 (Note 29).

Deposits received represent deposits from the Company’s distributors. The Company usually requests a deposit from RMB 400,000 to RMB 1,000,000 from new distributors upon signing a distributorship agreement as security for the performance of their obligations under the distributorship agreement.

Accrued liabilities consist mainly of accrued rental, wages and utility expenses. Others consist mainly of advance from third-party individuals and companies, which bear no interest and payable upon demand.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.